Property and Equipment	9 Months Ended
Sep. 30, 2013
Property and Equipment [Abstract]
Property and Equipment

6.       Property and equipment, net

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Property and Equipment	Accumulated Depreciation	Net Book Value

Balance, December 31, 2012	$24,105	$(1,331)	$22,774

- Additions in equipment and building improvements	543	-	543
- Depreciation for the period	-	(386)	(386)
Balance, September 30, 2013	$24,648	$(1,717)	$22,931